Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

Conversion of Class B shares

In July and September 2024, Xiaogang Geng, the controlling shareholder of the Group, converted total of 1,000,000 Class B shares into Class A shares.

Convertible Debentures

On September 13, 2024, the Group entered into Securities Purchase Agreements (the “Securities Purchase Agreement”) with two accredited investors (the “Purchasers”), pursuant to which the Group received net proceeds of $800,000 in consideration of the issuance of Convertible Debentures (the “Debenture”) in the principal amount of $800,000.

The transactions contemplated under the Securities Purchase Agreements closed on September 13, 2024, September 27, 2024 and October 8, 2024. The Debentures mature on the first-year anniversary of the issuance of the Debenture, bears interest at a rate of 6% per annum to the extent such interest is paid in cash or Class A ordinary shares of the Group, beginning after its original date of issuance at a conversion price at 52% of average of the Volume-Weighted Average Price (“VWAP”) for the five (5) consecutive trading days that is immediately prior to the original issue date, or 52% of the lowest daily VWAP price in the last five (5) trading days immediately prior to conversion.

The principal and accumulated interests were converted into 2,069,382 shares of Class A ordinary shares of the Group on October 22, 2024.

Termination of Acquisition of Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”)

On October 10, 2024, the Group and Oranda agreed to terminate the equity purchase agreement dated January 18, 2024, and the 51% equity interests acquired was returned to the original owner of Oranda. No consideration was given to the original owner pursuant to the termination agreement and all parties were relieved of their obligations as a result of the termination.

Acquisition of interests in the companies in the United States

In October 2024, the Group made the following investments in the United States. These strategic investments are part of Jayud’s ongoing efforts to expand its operational footprint in the United States and enhance its comprehensive suite of logistics services.

- On October 19, 2024, the Group acquired 10% equity interests in LD Global Logistics Inc., a licensed customs broke, with 117,115 shares of Class A ordinary shares of the Group as consideration.

- From October 19, 2024 to October 26, 2024, the Group acquired 20% equity interests in HYTX WAREHOUSE NO.3 LLC, 49% equity interests in HYTX WAREHOUSE NO.10 LLC, 95% of YUKON FLOORING BELLAIRE, LLC, and 20% of HYTX WAREHOUSE NO.11 LLC, four warehousing companies in the United States, with 1,680,016 share, 1,568,457 shares, 2,219,828 shares, and 1,704,851 shares of Class A ordinary shares of the Group as consideration, respectively.

New share issuance

In October 2024, the Group entered into Share Purchase Agreements (the “Purchase Agreements”) with certain accredited investors named therein (the “Purchasers”), pursuant to which the Company issued in a private placement an aggregate of 14,793,335 Class A ordinary shares to the Purchasers at a purchase price of US$ 0.45 per share. The closing of the private placement occurred on October 28, 2024 (the “Closing Date”) and the Company received gross proceeds of $6,657,000.

In October 2024, the Group issued 17,261 shares as compensation to its investor relation service provider.

As of October 28, 2024, 40,112,868 Class A Ordinary shares were issued and outstanding; 5,409,600 Class B Ordinary shares were issued and outstanding.

New shareholder loan

In September and November 2024, the Group borrowed a total amount of RMB 2,712,100 (US$ 380,549) and RMB 4,775,000 (US$ 670,006) from Xiaogang Geng, respectively. These loans all bear a 6% interest rate and are due in November and December 2024, respectively. As of the date of the report, total of RMB 5,802,500 (US$ 814,180) was repaid.

New related party loan

In July 2024, the Group borrowed a total amount of RMB 738,000 (US$ 103,553) with no interests from one of its officers. This loan is due in July 2025.

New bank loans

On July 5, 2024, YJD BG entered into a loan agreement with Industrial and Commercial Bank of China in the amount of RMB 1,000,000 (US$ 140,315) with an interest rate of 4.25%. The loan is due on May 31, 2025.

On November 15, 2024, JYD NJWL entered into a one-year maturity loan agreement with Bank of Ningbo in the total amount of USD 500,000 with an interest rate of 5.43%. The loan was guaranteed by JYD WLKJ.

New subsidiaries

In August 2024, the Group set up Ezhou Jayud Logistics Technology Co., Ltd (“JYD Ezhou”), a subsidiary wholly owned by JYD HK. In September 2024, JYD Ezhou set up Ezhou Jayud International Logistics Co., Ltd. (” Ezhou GJHY”) with a non-controlling shareholder and obtained 51% equity interest of Ezhou GJHY.